Cover	Jul. 18, 2023
Cover [Abstract]
Entity Registrant Name	PANAMERA HOLDINGS CORPORATION
Entity Central Index Key	0001620749
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Jul. 18, 2023
Entity Ex Transition Period	false
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	46-5707326
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity File Number	000-55569
Entity Address City Or Town	Houston
Entity Address State Or Province	TX
City Area Code	713
Local Phone Number	878-7200
Entity Address Postal Zip Code	77056
Entity Address Address Line 1	5051 Westheimer Suite 1200